Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Schedule of Other Assets [Table Text Block]
The components of other assets were as follows.

December 31, ($ in millions)	2015	2014
Property and equipment at cost	$691	$775
Accumulated depreciation	(456)	(550)
Net property and equipment	235	225
Restricted cash collections for securitization trusts (a)	2,010	2,221
Net deferred tax assets	1,369	1,812
Nonmarketable equity investments	418	271
Cash reserve deposits held-for-securitization trusts (b)	252	303
Fair value of derivative contracts in receivable position (c)	233	263
Other accounts receivable	158	298
Collateral placed with counterparties	125	236
Restricted cash and cash equivalents	120	122
Other assets	1,401	1,354
Total other assets	$6,321	$7,105

(a)	Represents cash collection from customer payments on securitized receivables. These funds are distributed to investors as payments on the related secured debt.

(b)	Represents credit enhancement in the form of cash reserves for various securitization transactions.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 22.